                               September 30, 1996

                         [Mt. Rainier, Washington PHOTO]

                                     ANNUAL
                                     REPORT

                           SAFECO High-Yield Bond Fund
                                SAFECO GNMA Fund
                   SAFECO Intermediate-Term U.S. Treasury Fund


                                 [SAFECO LOGO]

                             PERFORMANCE INFORMATION
                               September 30, 1996

SAFECO HIGH-YIELD BOND FUND*
Illustration of a $10,000 Investment


                                                        Merrill
                                              HY         Index
                                            -------------------
                              09/30/88      10,000       10,000
                              10/31/88      10,121       10,144
                              11/30/88      10,122       10,163
                              12/31/88      10,236       10,207
                              01/31/89      10,399       10,374
                              02/28/89      10,435       10,436
                              03/31/89      10,368       10,395
                              04/30/89      10,311       10,399
                              05/31/89      10,473       10,595
                              06/30/89      10,617       10,757
                              07/31/89      10,679       10,800
                              08/31/89      10,660       10,850
                              09/30/89      10,610       10,736
                              10/31/89      10,471       10,470
                              11/30/89      10,452       10,485
                              12/31/89      10,439       10,443
                              01/31/90      10,283       10,161
                              02/28/90      10,077       10,007
                              03/31/90      10,280       10,196
                              04/30/90      10,341       10,259
                              05/31/90      10,545       10,430
                              06/30/90      10,665       10,692
                              07/31/90      10,910       10,961
                              08/31/90      10,576       10,460
                              09/30/90      10,181       10,030
                              10/31/90       9,854        9,736
                              11/30/90       9,963        9,838
                              12/31/90      10,063        9,987
                              01/31/91      10,010       10,192
                              02/28/91      10,423       11,076
                              03/31/91      10,791       11,625
                              04/30/91      11,120       12,026
                              05/31/91      11,253       12,073
                              06/30/91      11,376       12,347
                              07/31/91      11,627       12,678
                              08/31/91      11,854       12,970
                              09/30/91      12,032       13,153
                              10/31/91      12,310       13,600
                              11/30/91      12,464       13,746
                              12/31/91      12,508       13,899
                              01/31/92      12,856       14,369
                              02/28/92      13,079       14,732
                              03/31/92      13,220       14,939
                              04/30/92      13,212       15,017
                              05/31/92      13,390       15,239
                              06/30/92      13,563       15,414
                              07/31/92      13,796       15,714
                              08/31/92      13,967       15,914
                              09/30/92      14,140       16,083
                              10/31/92      13,862       15,876
                              11/30/92      14,096       16,119
                              12/31/92      14,243       16,324
                              01/31/93      14,632       16,713
                              02/28/93      14,922       17,012
                              03/31/93      15,176       17,301
                              04/30/93      15,286       17,420
                              05/31/93      15,517       17,646
                              06/30/93      15,811       17,975
                              07/31/93      15,997       18,156
                              08/31/93      16,106       18,322
                              09/30/93      16,160       18,403
                              10/31/93      16,389       18,753
                              11/30/93      16,515       18,851
                              12/31/93      16,652       19,049
                              01/31/94      16,966       19,461
                              02/28/94      16,883       19,326
                              03/31/94      16,286       18,701
                              04/30/94      16,155       18,469
                              05/31/94      16,302       18,428
                              06/30/94      16,373       18,512
                              07/31/94      16,367       18,634
                              08/31/94      16,427       18,772
                              09/30/94      16,421       18,768
                              10/31/94      16,355       18,818
                              11/30/94      16,140       18,656
                              12/31/94      16,277       18,852
                              01/31/95      16,468       19,117
                              02/28/95      16,815       19,730
                              03/31/95      16,968       19,996
                              04/30/95      17,289       20,513
                              05/31/95      17,743       21,146
                              06/30/95      17,833       21,289
                              07/31/95      18,069       21,566
                              08/31/95      18,077       21,679
                              09/30/95      18,298       21,936
                              10/31/95      18,551       22,116
                              11/30/95      18,582       22,336
                              12/31/95      18,823       22,710
                              01/31/96      19,060       23,089
                              02/28/96      19,243       23,160
                              03/31/96      19,180       23,065
                              04/30/96      19,219       23,097
                              05/31/96      19,339       23,264
                              06/30/96      19,388       23,368
                              07/31/96      19,591       23,510
                              08/31/96      19,869       23,802
                              09/30/96      20,271       24,356



      The performance of the Funds assumes the reinvestment of all interest and capital gains. Operating expenses have been applied to the Funds, but not to the indices.

      If Fund operating expenses had been applied to the indices, their values would have been lower. Investment returns are historical and not predictive of future performance. The Merrill Lynch High-Yield Index, GNMA Index and Intermediate-Term Treasury Index are representative total return benchmarks for the respective funds.


                                                 --------------------------------
                                                                       10 YEAR OR
AVERAGE ANNUAL                                                              SINCE
TOTAL RETURN                                     1 YEAR        5 YEAR   INCEPTION
                                                 --------------------------------
SAFECO High-Yield Bond Fund*                     10.79%        11.00%       9.23%
Merrill Lynch High-Yield Index                   11.03%        13.13%      11.77%
                                                 -----         -----       -----
SAFECO GNMA Fund                                  4.48%         5.97%       7.14%
Merrill Lynch GNMA Index                          5.79%         7.45%       9.12%
                                                 -----         -----       -----
SAFECO Intermediate-Term U.S. Treasury Fund*      4.00%         6.56%       7.42%
Merrill Lynch Intermediate-Term Treasury Index    5.02%         6.76%       8.14%
                                                 -----         -----       -----


*The Fund's inception was September 7, 1988. Index graph and average annual return comparison begin September 30, 1988.

SAFECO GNMA FUND
ILLUSTRATION OF A $10,000 INVESTMENT

                                                                       Merrill
                                                         GNMA           Index
                                                        ---------------------
                                           09/30/86     10,000         10,000
                                           10/31/86     10,071         10,130
                                           11/30/86     10,128         10,304
                                           12/31/86     10,164         10,353
                                           01/31/87     10,272         10,490
                                           02/28/87     10,363         10,591
                                           03/31/87     10,352         10,594
                                           04/30/87      9,943         10,263
                                           05/31/87      9,922         10,227
                                           06/30/87     10,082         10,410
                                           07/31/87     10,141         10,437
                                           08/31/87     10,139         10,383
                                           09/30/87      9,937         10,081
                                           10/31/87     10,056         10,459
                                           11/30/87     10,166         10,591
                                           12/31/87     10,254         10,701
                                           01/31/88     10,454         11,173
                                           02/28/88     10,540         11,302
                                           03/31/88     10,508         11,196
                                           04/30/88     10,532         11,120
                                           05/31/88     10,446         11,080
                                           06/30/88     10,658         11,396
                                           07/31/88     10,647         11,352
                                           08/31/88     10,659         11,360
                                           09/30/88     10,836         11,643
                                           10/31/88     11,126         11,926
                                           11/30/88     11,066         11,743
                                           12/31/88     11,055         11,690
                                           01/31/89     11,171         11,891
                                           02/28/89     11,138         11,808
                                           03/31/89     11,149         11,812
                                           04/30/89     11,334         12,038
                                           05/31/89     11,620         12,409
                                           06/30/89     11,903         12,795
                                           07/31/89     12,163         13,022
                                           08/31/89     12,001         12,861
                                           09/30/89     12,056         12,917
                                           10/31/89     12,273         13,247
                                           11/30/89     12,408         13,405
                                           12/31/89     12,484         13,484
                                           01/31/90     12,345         13,343
                                           02/28/90     12,402         13,462
                                           03/31/90     12,417         13,480
                                           04/30/90     12,246         13,352
                                           05/31/90     12,621         13,778
                                           06/30/90     12,790         14,004
                                           07/31/90     13,024         14,241
                                           08/31/90     12,908         14,229
                                           09/30/90     12,993         14,358
                                           10/31/90     13,104         14,534
                                           11/30/90     13,394         14,857
                                           12/31/90     13,571         15,104
                                           01/31/91     13,764         15,320
                                           02/28/91     13,843         15,428
                                           03/31/91     13,915         15,545
                                           04/30/91     14,066         15,700
                                           05/31/91     14,178         15,826
                                           06/30/91     14,194         15,849
                                           07/31/91     14,420         16,115
                                           08/31/91     14,651         16,418
                                           09/30/91     14,906         16,714
                                           10/31/91     15,126         16,979
                                           11/30/91     15,202         17,094
                                           12/31/91     15,581         17,519
                                           01/31/92     15,364         17,306
                                           02/28/92     15,490         17,478
                                           03/31/92     15,400         17,367
                                           04/30/92     15,514         17,552
                                           05/31/92     15,814         17,877
                                           06/30/92     15,982         18,156
                                           07/31/92     16,210         18,262
                                           08/31/92     16,376         18,530
                                           09/30/92     16,508         18,668
                                           10/31/92     16,338         18,525
                                           11/30/92     16,408         18,619
                                           12/31/92     16,624         18,848
                                           01/31/93     16,869         19,097
                                           02/28/93     17,054         19,273
                                           03/31/93     17,122         19,392
                                           04/30/93     17,181         19,499
                                           05/31/93     17,231         19,602
                                           06/30/93     17,522         19,787
                                           07/31/93     17,594         19,882
                                           08/31/93     17,779         19,921
                                           09/30/93     17,798         19,931
                                           10/31/93     17,828         19,992
                                           11/30/93     17,658         19,999
                                           12/31/93     17,801         20,197
                                           01/31/94     17,999         20,356
                                           02/28/94     17,727         20,260
                                           03/31/94     17,164         19,734
                                           04/30/94     17,015         19,588
                                           05/31/94     17,073         19,629
                                           06/30/94     16,997         19,587
                                           07/31/94     17,324         19,974
                                           08/31/94     17,364         20,028
                                           09/30/94     17,103         19,804
                                           10/31/94     17,058         19,791
                                           11/30/94     16,910         19,740
                                           12/31/94     17,041         19,951
                                           01/31/95     17,390         20,382
                                           02/28/95     17,797         20,928
                                           03/31/95     17,857         21,030
                                           04/30/95     18,086         21,329
                                           05/31/95     18,584         21,966
                                           06/30/95     18,663         22,109
                                           07/31/95     18,685         22,165
                                           08/31/95     18,887         22,401
                                           09/30/95     19,068         22,634
                                           10/31/95     19,215         22,823
                                           11/30/95     19,441         23,070
                                           12/31/95     19,679         23,365
                                           01/31/96     19,809         23,544
                                           02/28/96     19,541         23,357
                                           03/31/96     19,427         23,327
                                           04/30/96     19,349         23,251
                                           05/31/96     19,306         23,164
                                           06/30/96     19,571         23,427
                                           07/31/96     19,600         23,531
                                           08/31/96     19,597         23,564
                                           09/30/96     19,923         23,944


SAFECO Intermediate-Term U.S. Treasury Fund*
ILLUSTRATION OF A $10,000 INVESTMENT

                                                           Int Treas   Merrill
                                                            ------------------
                                                  09/30/88  10,000      10,000
                                                  10/31/88  10,135      10,136
                                                  11/30/88  10,055      10,048
                                                  12/31/88  10,067      10,057
                                                  01/31/89  10,127      10,156
                                                  02/28/89  10,076      10,114
                                                  03/31/89  10,093      10,164
                                                  04/30/89  10,271      10,351
                                                  05/31/89  10,452      10,569
                                                  06/30/89  10,689      10,839
                                                  07/31/89  10,877      11,060
                                                  08/31/89  10,776      10,906
                                                  09/30/89  10,820      10,961
                                                  10/31/89  11,002      11,186
                                                  11/30/89  11,082      11,295
                                                  12/31/89  11,105      11,324
                                                  01/31/90  11,039      11,259
                                                  02/28/90  11,095      11,288
                                                  03/31/90  11,088      11,310
                                                  04/30/90  11,060      11,270
                                                  05/31/90  11,270      11,509
                                                  06/30/90  11,384      11,658
                                                  07/31/90  11,537      11,826
                                                  08/31/90  11,496      11,774
                                                  09/30/90  11,540      11,882
                                                  10/31/90  11,632      12,047
                                                  11/30/90  11,753      12,227
                                                  12/31/90  11,900      12,400
                                                  01/31/91  11,953      12,526
                                                  02/28/91  12,047      12,591
                                                  03/31/91  12,132      12,660
                                                  04/30/91  12,267      12,791
                                                  05/31/91  12,331      12,864
                                                  06/30/91  12,346      12,877
                                                  07/31/91  12,500      13,016
                                                  08/31/91  12,711      13,259
                                                  09/30/91  12,902      13,485
                                                  10/31/91  13,041      13,637
                                                  11/30/91  13,175      13,797
                                                  12/31/91  13,509      14,134
                                                  01/31/92  13,355      13,991
                                                  02/28/92  13,371      14,044
                                                  03/31/92  13,323      13,987
                                                  04/30/92  13,425      14,115
                                                  05/31/92  13,617      14,316
                                                  06/30/92  13,830      14,524
                                                  07/31/92  14,175      14,793
                                                  08/31/92  14,286      14,964
                                                  09/30/92  14,551      15,171
                                                  10/31/92  14,284      14,985
                                                  11/30/92  14,196      14,918
                                                  12/31/92  14,396      15,115
                                                  01/31/93  14,767      15,397
                                                  02/28/93  15,093      15,628
                                                  03/31/93  15,154      15,686
                                                  04/30/93  15,263      15,810
                                                  05/31/93  15,212      15,763
                                                  06/30/93  15,581      15,990
                                                  07/31/93  15,605      16,022
                                                  08/31/93  15,990      16,267
                                                  09/30/93  16,080      16,337
                                                  10/31/93  16,116      16,366
                                                  11/30/93  15,858      16,287
                                                  12/31/93  15,956      16,351
                                                  01/31/94  16,164      16,514
                                                  02/28/94  15,736      16,279
                                                  03/31/94  15,405      16,051
                                                  04/30/94  15,296      15,942
                                                  05/31/94  15,302      15,959
                                                  06/30/94  15,273      15,970
                                                  07/31/94  15,476      16,168
                                                  08/31/94  15,515      16,219
                                                  09/30/94  15,346      16,088
                                                  10/31/94  15,352      16,092
                                                  11/30/94  15,321      16,012
                                                  12/31/94  15,380      16,072
                                                  01/31/95  15,556      16,339
                                                  02/28/95  15,789      16,652
                                                  03/31/95  15,870      16,743
                                                  04/30/95  16,065      16,935
                                                  05/31/95  16,679      17,419
                                                  06/30/95  16,790      17,533
                                                  07/31/95  16,660      17,545
                                                  08/31/95  16,858      17,689
                                                  09/30/95  17,045      17,808
                                                  10/31/95  17,304      18,008
                                                  11/30/95  17,656      18,232
                                                  12/31/95  17,956      18,418
                                                  01/31/96  18,014      18,576
                                                  02/28/96  17,575      18,368
                                                  03/31/96  17,391      18,280
                                                  04/30/96  17,355      18,222
                                                  05/31/96  17,351      18,212
                                                  06/30/96  17,477      18,390
                                                  07/31/96  17,532      18,447
                                                  08/31/96  17,530      18,467
                                                  09/30/96  17,726      18,701

* The Fund's inception was September 7, 1988. Index graph comparison begins September 30, 1988.

                           LETTER FROM THE PRESIDENT
                               SEPTEMBER 30, 1996

[PHOTO OF DAVID F. HILL]


DEAR
SHAREHOLDER:

      Ambiguous economic indicators seemed to fuel investor unease, resulting in significant volatility in the financial markets over the last six months. Still, the net effect on the major asset classes was unsurprising: The broad stock market as measured by the S&P rose, bond values declined slightly, and money rates were relatively unchanged.

      Those who had bailed out of the stock market in fear of the "coming decline" missed out. Those of you who followed the rule of staying in the stock market, but only with money that you can tolerate moving up and down, were rewarded.

      The S&P was up and down, and down severely in July, but finished the six months with a 7.71% gain.

      While some market watchers heralded the July downturn as the end of the long-running bull market, it was not the case. The Dow Jones Industrial Average closed the third quarter flirting with the 6000 barrier. And the S&P's latest 12-month return of 20.31% is far ahead of 14.95%, its average annual return over the last ten years. It is unrealistic to expect the stock market to continue to outgain its historical averages year after year. For that reason we advise that the money you need for nearer-term goals be invested in more stable investments.

      Small Stocks proved more volatile than the larger market--gaining more in 1995 and giving back more in 1996. The Russell Small Company Index was up 15.79%, and NASDAQ gained 17.57% compared to the S&P's 20.31% gain for the year ended September 30. Returning 8.94%, international stocks as measured by the EAFE Index continued to substantially lag the U.S. market.

      Bond index returns were generally below their 10-year average annual return.

      Interest rates continued to rise during the six-month period, but the increase was less dramatic than that experienced in the first quarter of 1996. Thirty-year U.S. Treasury yields went from 6.67% on March 31 to 6.92% on September 30. Since June, rates have gyrated within a fairly narrow range, and the third quarter ended with interest rates basically unchanged.

      At this writing, bonds are earning their coupons and holding their values. This is what we want from bonds--income and relative stability of principal.

      Municipal bonds, long suppressed by cries for flat taxes, outperformed Treasury bonds during the last six months as the flat-tax advocates were eliminated from political contention.

      While the economy so far in 1996 has been more robust than we expected, its overall pace of growth has been modest, and recently has shown signs of moderating further.

      Despite rising nearly one full percentage point since January, interest rates remain near 30-year lows--levels that are more likely to contribute to growing, not to slowing the economy. Meanwhile, the inflation rate, which is reasonably low by historical standards, is slowly increasing. And, the Fed has declined to raise interest rates to brake the economy. We can only assume the Fed is watching to see if today's higher interest rates will adequately slow economic growth, effectively exorcising the specter of inflation.

                               TABLE OF CONTENTS


            SAFECO HIGH-YIELD BOND FUND ..................         4

            SAFECO GNMA FUND .............................        12

            SAFECO INTERMEDIATE TERM
            U.S. TREASURY FUND ...........................        16

            FINANCIAL STATEMENTS .........................        18

            NOTES TO FINANCIAL STATEMENTS ................        21


      Our view on the economy is that we will see a slowing of GDP growth in 1997 and that inflation will remain under control. The year 1997 could be quite similar to 1996.

      And, while we will manage your portfolios with due care and caution given the current environment, our philosophy on investing has little to do with our economic outlook. Fund investors should select their investments based on their objectives, their time horizons and their comfort level.


/S/ David F. Hill
_______________________________
David F. Hill, President

                          REPORT FROM THE FUND MANAGER
                          SAFECO HIGH-YIELD BOND FUND
                               September 30, 1996


      According to Lipper Analytical Services, the average high-yield mutual fund generated a total return of 12.92% during the twelve months ended September 30, 1996. With a total return of 10.79%, the SAFECO High-Yield Bond Fund underperformed the average high-yield fund and the Merrill Lynch High-Yield Index, which posted a total return of 11.03%.

      The underperformance against the peer group and Index was primarily due to holding a greater percentage of higher-quality junk bonds than the average fund. According to Merrill Lynch, lower-quality junk bonds outperformed higher-quality junk bonds by a wide margin during the past twelve months.

      While the SAFECO High-Yield Fund's returns have been lower than our peers (due to our bias toward higher-quality securities), our risk-adjusted ratings have been higher.

[PHOTO OF KURT HAVNAER]

      During the past year, the demand for high-yield bonds was strong as both individual investors and institutions continued to pour money into the high-yield market. Over the same time period, the return on high-yield bonds exceeded the return on investment grade corporate bonds, treasuries and mortgage-backed securities by a wide margin.

      Over the past few months, I concentrated on purchasing securities issued by companies in noncyclical (not highly sensitive to the economic cycle) industries as my long-run outlook continues to call for a slowdown in economic growth. Securities falling into this category include bonds issued by Chattem, Inc., a manufacturer and marketer of branded health and beauty care products, Printpack, Inc., one of the largest domestic manufacturers and converters of flexible packaging products, and Shop Vac Corp., a manufacturer of popular wet-dry vacuums.

      The Fund continues to maintain a well-diversified portfolio of high-yield bonds. On September 30, it held 78 bonds issued by companies in 43 different industries.

Because the Fund is well-diversified, a default on an individual security or a decline in one industry should not significantly impair the Fund's performance.

      Recently released economic data suggest that economic growth may be slowing from the strong pace of the first half of 1996. Although inflation at the consumer level is well behaved, wage pressure seems to be building in the labor markets. If wages begin to increase and businesses are unable to pass on those increased costs in the form of higher prices, corporate profit margins and earnings may decline.

      If the economy slows and corporate earnings decline, credit quality in the high-yield market would probably deteriorate. Under these circumstances, higher-quality, noncyclical junk bonds should outperform lower-quality junk bonds. Given this outlook, I will maintain an overall bias toward higher-quality securities.

      Despite their higher credit risk, junk bonds can be an attractive addition to a well-diversified investment portfolio. While junk

                                                       (Continued on next page.)

                                   HIGHLIGHTS
                            AS OF SEPTEMBER 30, 1996

SAFECO
HIGH-YIELD BOND FUND
S&P CREDIT RATING DISTRIBUTION
AS OF SEPTEMBER 30, 1996

            CCC .........................................         1%

            NOT RATED ...................................         1%

            CASH AND OTHER ASSETS, LESS LIABILITIES .....        11%

            B ...........................................        59%

            BB ..........................................        28%


SAFECO
HIGH-YIELD BOND FUND
TOP FIVE INDUSTRIES
AS A PERCENT OF NET ASSETS
AS OF SEPTEMBER 30, 1996

            CABLE ........................................        8%

            ENTERTAINMENT ................................        5%

            HOSPITAL
            MANAGEMENT ....................................        5%

            HOTELS/MOTELS ................................        5%

            CONTAINERS/
            PACKAGING ....................................        4%


      CURRENT YIELD (30-DAY) ...............  8.83%
      -------------------------------------------------
      WEIGHTED AVERAGE MATURITY ............  6.9 YEARS

                                REPORT FROM THE
                    HIGH-YIELD BOND FUND MANAGER (Continued)


bonds are considered below investment-grade securities, the long-run performance of the high-yield market is highly respectable. Well-diversified portfolios of junk bonds can provide many investors with the following benefits:

      HIGH CURRENT INCOME: The high yields on junk bonds can provide investors with a high level of current income.

      HISTORICALLY HIGH TOTAL RETURNS: While the credit risks of high-yield bonds exceed those of other types of bonds, so have the returns. Returns on high-yield bonds have exceeded the returns on U.S. Government securities (Government bonds which include treasuries and mortgage-backs guarantee principal and income if held to maturity; junk bonds do not) and investment-grade corporate securities during the five, ten and fifteen years ended September 30, 1996, according to Morningstar.

      RELATIVELY LOW VOLATILITY: Measured by standard deviation (a measure of volatility), junk bond returns for the five years ended September 30, 1996, were less volatile than the returns on both stocks and treasury bonds. For that period, according to Morningstar, high-yield bonds had an annualized standard deviation of 4.64, treasuries had one of 5.26, and the S&P standard deviation was 10.85.

      DIVERSIFICATION: The returns on high-yield bonds are not highly correlated with the returns on other asset classes. Because of this, investors may be able to reduce overall volatility by adding junk bonds to their portfolios.

      Going forward, I will use fundamental research to identify bonds that represent good relative value, to bring the best "junk" bonds have to offer to your portfolio.


/s/ Kurt Havnaer
_____________________________
Kurt Havnaer,
High-Yield Bond Fund Manager


-----------------
KURT HAVNAER JOINED SAFECO ASSET MANAGEMENT IN 1991 AS A FIXED-INCOME SECURITIES ANALYST. HE BECAME FUND MANAGER IN JANUARY, 1995. MR. HAVNAER HOLDS AN M.B.A. FROM SEATTLE UNIVERSITY AND A B.A. FROM THE UNIVERSITY OF WASHINGTON. HE IS A CERTIFIED PUBLIC ACCOUNTANT AS WELL AS A CHARTERED FINANCIAL ANALYST.

                                   HIGHLIGHTS
                    SAFECO HIGH-YIELD BOND FUND (Continued)
                            As of September 30, 1996


TOP FIVE HOLDINGS                                          Percent of Net Assets
--------------------------------------------------------------------------------

Boyd Gaming Corp ...................................................        4.4%
  (Entertainment)

Jones Intercable, Inc ..............................................        2.3%
  (Cable)

Specialty Equipment Co .............................................        2.2%
  (Machinery)

Owens-Illinois, Inc ................................................        2.2%
  (Containers/Packaging)

Quorum Health Group, Inc ...........................................        2.1%
  (Hospital Management)


TOP FIVE PURCHASES
(April through September)                                                   Cost
--------------------------------------------------------------------------------

Stone Container Corp. ..................................              $3,405,246

Chiquita Brands International, Inc. ....................               3,015,166

Boyd Gaming Corp. ......................................                2,100,00

Quorum Health Group, Inc. ..............................               1,317,925

Century Communications Corp. ...........................               1,072,500


TOP FIVE SALES
(April through September)                                               Proceeds
--------------------------------------------------------------------------------

Chiquita Brands International, Inc. ....................              $3,540,950

Stone Container Corp. ..................................               3,398,173

Quorum Health Group, Inc. ..............................               1,317,688

Mark IV Industries, Inc. ...............................                 953,485

AMF Group, Inc. ........................................                 750,000

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                            As of September 30, 1996


PRINCIPAL                                                                 MARKET
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------

CORPORATE BONDS - 89.7%

Advertising - 2.0%
   $1,000   Heritage Media Corp.
            8.75%, due 2/15/06 ................................           $  948


Agriculture/Fertilizer Products - 1.1%
      500   Arcadian Partners, L.P.
            10.75%, due 5/01/05 ...............................              550


Autos & Auto Parts - 1.1%
      500   Exide Corp.
            10.75%, due 12/15/02 ..............................              521


Beverage - 1.6%
      750   Coca-Cola Bottling Group
            (Southwest), Inc.
            9.00%, due 11/15/03 ...............................              758


Broadcast Media - 2.1%
      500   Sinclair Broadcast Group, Inc.
            10.00%, due 9/30/05 ...............................              503

      500   Young Broadcasting Corp.
            9.00%, due 1/15/06 ................................              470


Cable - 7.5%
      500   Cablevision Systems Corp.
            9.875%, due 5/15/06 ...............................              500

            Century Communications Corp.
      500   11.875%, due 10/15/03 .............................              536
      500   9.50%, due 3/01/05 ................................              499

            Jones Intercable, Inc.
    1,000   11.50%, due 7/15/04 ...............................            1,094
      500   9.625%, due 3/15/02 ...............................              520

      500   Lenfest Communications, Inc.
            8.375%, due 11/01/05 ..............................              470


Chemicals - 1.0%
   $  500   Atlantis Group, Inc.
            11.00%, due 2/15/03 ...............................              495


Commercial Services - 1.0%
      500   Primark Corp.
            8.75%, due 10/15/00 ...............................              500


Computer Software - 1.5%
    1,000   Bell & Howell Holdings Co.
            0.00%/11.50%, due 3/01/05 .........................              700


Conglomerates - 1.1%
      500   Figgie International, Inc.
            9.875%, due 10/01/99 ..............................              514


Containers/Packaging - 4.3%
      500   Applied Extrusion
            Technologies, Inc.
            11.50%, due 4/01/02 ...............................              514

            Owens-Illinois, Inc.
    1,000   9.75%,  due 8/15/04 . .............................            1,028
      500   10.25%, due 4/01/99 ...............................              508


Cosmetics - 1.1%
      500   Coty, Inc.
            10.25%, due 5/01/05 ...............................              530


Drugs - 1.6%
      750   Chattem, Inc.
            12.75%, due 6/15/04 ...............................              782


Electronics - 1.1%
      500   Plantronics, Inc.
            10.00%, due 1/15/01 ...............................              513


                       SEE NOTES TO FINANCIAL STATEMENTS

                          SAFECO HIGH-YIELD BOND FUND
                            AS OF SEPTEMBER 30, 1996


PRINCIPAL                                                                 MARKET
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
Entertainment - 5.4%
   $  500   Alliance Entertainment Corp.
            11.25%, due 7/15/05 . .............................           $  470

    2,000   Boyd Gaming Corp.
            10.75%, due 9/01/03 . .............................            2,103


Financial - 1.1%
      500   Scotsman Group, Inc.
            9.50%, due 12/15/00 ...............................              508


Food - 2.6%
      500   Chiquita Brands International, Inc.
            10.25%, due 11/01/06 ..............................              520

      250   Foodbrands America, Inc.
            10.75%, due 5/15/06 ...............................              256

      500   Specialty Foods Corp.
            11.125%, due 10/01/02 .............................              465


Gaming - 2.1%
      500   Aztar Corp.
            11.00%, due 10/15/02 ..............................              506

      500   Station Casinos, Inc.
            9.625%, due 6/01/03 ...............................              485


Hardware & Tools - 0.5%
      250   Shop Vac Corp.
            10.625%, due 9/10/03 ..............................              258


Health Care - 1.1%
      500   GranCare, Inc.
            Senior Subordinated Notes
            9.375%, due 9/15/05 ...............................              523


Home Building - 1.5%
      500   Beazer Homes USA, Inc.
            9.00%, due 3/01/04 ................................              475

      250   Toll Brothers, Inc.
            10.50%, due 3/15/02 ...............................              261


Hospital Management - 4.8%
   $  500   ORNDA Healthcorp
            12.25%, due 5/15/02 . .............................              539

      250   Paracelsus Healthcare Corp.
            10.00%, due 8/15/06 ...............................              257

    1,000   Quorum Health Group, Inc.
            8.75%, due 11/01/05 ...............................            1,005

      500   Universal Health Services, Inc.
            8.75%, due 8/15/05 ................................              503


Hotels/Motels - 4.6%
      500   HMH Properties, Inc.
            9.50%, due 5/15/05 ................................              501

      500   John Q. Hammons Hotels
            8.875%, due 2/15/04 ...............................              479

      500   Prime Hospitality Corp.
            9.25%, due 1/15/06 ................................              499

      750   Wyndham Hotel Corp.
            10.50%,  due 5/15/06 ..............................              780


Household Products - 1.0%
      500   Ekco Group, Inc.
            9.25%, due 4/01/06 ................................              479


Industrial Product & Supplier - 3.7%
    1,000   American Telecasting
            0.00%/14.50%, due 6/15/04 .........................              748

      500   Curtice Burns Foods
            12.25%, due 2/01/05 ...............................              490

      500   Printpack, Inc.
            10.625%, due 8/15/06 ..............................              513


                       SEE NOTES TO FINANCIAL STATEMENTS

                           SAFECO HIGH-YIELD BOND FUND
                            AS OF SEPTEMBER 30, 1996


PRINCIPAL                                                                 MARKET
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------

Leisure Time - 4.0%
   $1,500   AMF Group, Inc.
            0.00%/12.25%, due 3/15/06 .........................           $  900

      500   Cinemark USA, Inc.
            9.625%, due 8/01/08 ...............................              495

      500   E & S Holdings Corp.
            10.375%, due 10/01/06 .............................              508


Machinery - 2.8%
      500   International Semi-Tech
            Microelectronics, Inc.
            0.00%/11.50%, due 8/15/03 .........................              304
    1,000   Specialty Equipment
            Companies, Inc.
            11.375%, due 12/01/03 .............................            1,065


Manufacturing - 1.0%
      500   Plastic Specialties and
            Technologies, Inc.
            11.25%, due 12/01/03 ..............................              500


Metals - 1.1%
      500   Commonwealth Aluminum Corp.
            10.75%, due 10/01/06 ..............................              513


Miscellaneous - 2.9%
   $1,365   Foamex, L.P.
            9.50%, due 6/01/00 ................................              369

    1,000   International Shipholding Corp.
            9.00%, due 7/01/03 ................................              982


Office Equipment & Supplies - 0.5%
      223   ANACOMP, Inc.
            11.625%, due  9/30/99 .............................              227


Oil & Gas - 3.3%
     $500   Crown Central Petroleum Corp.
            10.875%, due 2/01/05 ..............................              507

      500   Giant Industries, Inc.
            9.75%, due 11/15/03 ...............................              504

      500   Nuevo Energy Co.
            12.50%, due 6/15/02 ...............................              537


Paper & Forest Products - 1.1%
      500   Stone Container Corp.
            11.875%, due 12/01/98 .............................              535


Real Estate - 1.0%
      500   Ryland Group
            10.50%, due 7/15/02 ...............................              502


Restaurants - 2.5%
      750   Apple South, Inc.
             9.75%, due 6/01/06 ...............................              739

      500   Flagstar Cos., Inc.
            10.75%, due 9/15/01 ...............................              444


Retail - Department Stores - 0.8%
      500   K-Mart Corp.
            7.95%, due 2/01/23 ................................              376


Retail - Grocers - 2.7%
      398   Grand Union Co.
            12.00%, due  9/01/04 ..............................              401

      500   Smith's Food & Drug Centers, Inc.
            11.25%, due 5/15/07 ...............................              532

      500   Southland Corp.
            4.50%, due 6/15/04 ................................              376


                       SEE NOTES TO FINANCIAL STATEMENTS

                       PORTFOLIO OF INVESTMENTS (Cotinued)
                           SAFECO HIGH-YIELD BOND FUND
                            AS OF SEPTEMBER 30, 1996


PRINCIPAL                                                                 MARKET
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------

Retail - Other - 1.2%
            Petroleum Heat & Power Co.
     $325   12.25%, due 2/01/05 ...............................              358
      250   9.375%, due 2/01/06 ...............................              238


Savings & Loan - 1.1%
      500   First Nationwide Escrow
            10.625%, due 10/01/03 .............................              522


Steel - 1.4%
      500   Armco, Inc.
            9.375%, due 11/01/00 ..............................              500

      177   Weirton Steel Corp.
            10.875%,  due 10/15/99 . ..........................              184


Telecommunications - 1.1%
      500   CAI Wireless Systems, Inc.
            12.25%, due 9/15/02 ...............................              517


Textiles - 1.0%
      500   Dominion Textile (USA), Inc.
            9.25%, due 4/01/06 ................................              497


Utilities - 3.7%
      500   El Paso Electric Co.
            9.40%, due 5/01/11 ................................              515

      367   Beaver Valley Funding Corp.
            8.625%, due 6/01/07 ...............................              342

      500   First PV Funding
            10.15%, due 1/15/16 ...............................              527

      360   Midland Cogeneration
            Venture, L. P
            10.33%, due 7/23/02 ...............................              378
                                                                         -------
TOTAL CORPORATE BONDS .........................................          $42,970
                                                                         -------

TEMPORARY INVESTMENTS - 9.5%

Investment Companies:
   $2,419   Short-Term Investments Co.
            (Prime Portfolio) .. ..............................          $ 2,419

    2,090   Short-Term Investments Co.
            (U.S. Treasury Portfolio) .........................            2,090
                                                                         -------
TOTAL TEMPORARY INVESTMENTS ...................................            4,509
                                                                         -------
TOTAL INVESTMENTS - 99.2% .....................................           47,479
Other Assets, less Liabilities ................................              401
                                                                         -------
NET ASSETS ....................................................          $47,880
                                                                         =======

--------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                                SAFECO GNMA FUND
                               September 30, 1996


      For the 12 months ended September 30, 1996, the SAFECO GNMA Fund returned 4.48%, slightly more than 4.45%, the average return for GNMA funds calculated by Lipper Analytical Services. The Merrill Lynch GNMA Index, which does not include cash or expenses, returned 5.79%.

      An emphasis on 30-year pass-through mortgages and conducting few transactions benefited the Fund over the last six months. The period itself was dominated by other investors adjusting their portfolios to whatever direction they presumed the Federal Reserve would take interest rates.

      Interest rates climbed (and bond prices fell) for much of the period in anticipation of a rate hike. However, by September 30, a general consensus that the Fed would leave rates unchanged took hold. Rates fell back accordingly.

      Over the last six months the mortgage sector outperformed all domestic taxable fixed-income sectors except junk bonds. (Unlike junk bonds, which entail higher default risks, mortgage-backed securities are a source for higher yields with little credit risk.)

[PHOTO OF PAUL STEVENSON]

      Strong demand, low supply and an interest-rate environment favoring higher-yielding securities, helped mortgage-backs outperform. Demand was strong as the government agencies continued substantial buying programs and institutional fixed-income buyers searched under every stone for extra yield. Meanwhile, there was a dearth of new issuance due to the rise in interest rates. (As interest rates rise, the number of people refinancing their existing higher-rate mortgages falls off, reducing the volume of new issuance.)

      As the highest yielding bond sectors outperformed, so did the highest yielding securities within the sectors. Among mortgage-backs, 30-year pass-throughs marginally outperformed the 15-year sector. The extra yield that the longer securities provided overcame the slight price deterioration caused by the rise in rates.

      When rates stay within a fairly tight-to-slightly-rising range, as they have, "seasoned" loans perform quite well. "Seasoned" GNMAs are backed by home mortgages with higher interest rates (8.5% and above) that have survived a few refinancing booms. They provide a lot of current income, yet are less sensitive to falling interest rates. Approximately 27% of the Fund is allocated to these types of bonds.

      Trading activity was light over the last six months as I felt comfortable with the existing holdings and structure of the portfolio. The few trades transacted could be classified as defensive. I reduced our allocation to lower-coupon, discount pass-throughs in favor of higher-coupon, slightly seasoned pass-throughs. I also purchased $4.5 million (approximately 11% of net assets) of a very stable four-year collateralized mortgage obligation backed by 30-year GNMA 7.5% pass-throughs. This bond should provide price stability similar to an intermediate U.S. Treasury note, but yields more than 0.5% more than the equivalent treasury.

      The portfolio's current structure uses 30-year GNMA pass-throughs for income, and to a lesser extent U.S. Treasury securities and CMOs for enhanced price performance. At September 30, the SAFECO GNMA Fund was fully invested with approximately 84% of net assets allocated to mortgage pass-throughs (75% GNMA, 9% FNMA), 11% to intermediate CMOs, and 5% to intermediate U.S. Treasuries. This allocation was based on my interest-rate outlook and its refinancing implications, my ability to identify rich or cheap sectors (i.e., CMOs are currently cheap alternatives) and my analysis of which asset classes would provide the best overall return profile given the current market conditions.

      The average life for the Fund was 8.2 years, the same as that of the Lehman GNMA Index. The Fund's effective duration was 4.3 years compared to the Index's 4.1 year duration. Our average


                                                       (Continued on next page.)

                                 REPORT FROM THE
                          GNMA FUND MANAGER (Continued)

coupon was 7.7%, versus 7.8% for the Index.

      Given my economic outlook for slowing economic growth over the next few quarters, continued benign inflationary pressure, and moderate volatility in the markets, I believe interest rates will stay within a fairly narrow band over the balance of this election year. Since the demand picture is expected to remain quite strong (barring a major rally), the outlook for mortgage-backed securities, and for your Fund, is quite good.



/s/Paul Stevenson
-----------------
Paul Stevenson,
GNMA Fund Manager

Paul Stevenson joined SAFECO in 1986 as mortgage securities analyst. He became GNMA Fund manager in 1988. Stevenson has a Bachelor of Arts in finance from Washington State University, an MBA from the University of Washington, and is a Chartered Financial Analyst.


                                   HIGHLIGHTS
                            As of September 30, 1996

SAFECO GNMA FUND
Current 30-Day Yield
For the Six Months Ended September 30, 1996
--------------------------------------------------------------------------------

                 GNMA FUND

  DATE                         SEC YIELD

04/30/96                          6.51
05/31/96                          6.47
06/28/96                          6.48
07/31/96                          6.93
08/30/96                          6.93
09/30/96                          6.75

This graph depicts the average 30-day current yield at month-end for the SAFECO GNMA Fund.

SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
Current 30-Day Yield
For the Six Months Ended September 30, 1996
--------------------------------------------------------------------------------

SAFECO INTERMEDIATE-TERM V.S. TREASURY FUND
   DATE                         SEC YIELD

 04/30/96                          4.86
 05/31/96                          4.96
 06/28/96                          4.92
 07/31/96                          5.30
 08/30/96                          5.26
 09/30/96                          5.66

This graph depicts the average 30-day current yield at month-end for the SAFECO Intermediate-Term U.S. Treasury Fund.

These graphs represent historical data and are not predictive of future yields.

                            PORTFOLIO OF INVESTMENTS
                                SAFECO GNMA FUND
                            As of September 30, 1996


PRINCIPAL                                                                 MARKET
AMOUNT(000'S)                                                       VALUE(000'S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND
AGENCY SECURITIES - 99.6%

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA) - 20.8%
  $ 4,500   CMO (PAC 1)
            7.00%, due 6/17/26 ............................            $  4,510
    3,935   6.50%, due 10/01/23 ...........................               3,718


GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (GNMA) - 74.0%
    2,391   9.50%, due 4/15/16 - 3/15/20 ..................               2,574
      870   9.00%, due 8/15/11 - 9/15/11 ..................                 918
    7,698   8.50%, due 8/20/21 - 8/20/22 ..................               7,909
    4,362   8.00%, due 6/15/21 - 12/15/22 .................               4,426
   13,660   7.50%, due 1/15/22 - 4/20/23 ..................              13,543


U.S. TREASURY NOTES - 4.8%
      750   5.75%, due 10/31/00 ...........................                 732
    1,250   5.75%, due 8/15/03 ............................               1,192
                                                                       --------

TOTAL U.S. GOVERNMENT
AND AGENCY SECURITIES .....................................              39,522
                                                                       --------
TEMPORARY INVESTMENTS - 1.6%

INVESTMENT COMPANIES:
      646   Short-Term Investments Co.
            (Prime Portfolio) .............................                 646
                                                                       --------
TOTAL TEMPORARY INVESTMENTS ...............................                 646
                                                                       --------
TOTAL INVESTMENTS - 101.2% ................................              40,168

Liabilities, less Other Assets ............................                (465)
                                                                       --------
NET ASSETS ................................................             $39,703
                                                                       ========
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO INTERMEDIATE-TERM
                               U.S. TREASURY FUND
                               September 30, 1996


      The total return of the SAFECO Intermediate-Term U.S. Treasury Fund is ahead of the peer group for the six and twelve months just ended. Your Fund's return for the six months ending September 30 was 1.93% and the twelve-month return was 4.00%. The average intermediate-term treasury fund, as measured by Lipper Analytical Services, had six- and twelve-month returns of 1.74% and 3.59%, respectively. The Merrill Lynch Intermediate-Term Treasury Index (which doesn't incur investment expenses or transaction costs) returned 2.31% for six months and 5.02% for twelve months.

      Interest rates continued to rise during the six-month period ending September 30, 1996, but the increase was less dramatic than that experienced in February and March of this year. In fact, rates have gyrated within a fairly narrow range since June, suggesting the worst may be over for bond investors in 1996.

      Because rates did rise, the Intermediate-Term Treasury Fund's six-month performance benefited from our decision to reduce the average maturity of the Fund. By doing so, we managed to insulate the Fund from the caustic effect that rising rates have on bond prices.


[PHOTO] MICHAEL C. KNEBEL

      Throughout the period, we maintained the Fund's average maturity at a shorter-than-average three years. Other funds, which tended to have longer average maturities (and hence, a greater price sensitivity to changes in interest rates) had slightly lower returns than ours. The market index had higher returns than the Fund and its peers for the twelve and six months because it fails to take into account any investment expenses.

      In addition to shortening maturities, a number of other trades were made during the period to enhance the yield of the Fund.

      The bond market seems to be nearing a crossroads:

- While the economy so far in 1996 has been more robust than we expected, its overall pace has been modest, and recently has shown signs of moderating further.

- The inflation rate remains reasonably low by historical standards, but is slowly increasing. Job growth has been healthy this year, with an average of over 200,000 new jobs being created each month.

- Although interest rates have risen nearly one full percentage point since January, they remain near 30-year lows--levels that are more apt to contribute to growing, not slowing the economy.

      The question bond investors now face is this: Will the economy slow enough in the coming months to avert a rate hike by the Federal Reserve Board?

     While we still expect the economy to slow and inflation to remain under control in the coming months, we also remain cautious in the face of so many ambiguous market signals. We'll maintain the defensive, short-maturity posture of the Fund until we receive the kind of economic signals which will enable rates to resume their downward trend.


/s/Michael C. Knebel
--------------------------
Michael C. Knebel,
Intermediate-Term
U.S. Treasury Fund Manager

Mike Knebel has managed bond portfolios for SAFECO since 1989. Before that he managed municipal bond and money market funds for Lutheran Brotherhood. He earned his M.B.A. in Finance at the University of Minnesota, and he is a Chartered Financial Analyst.

                            PORTFOLIO OF INVESTMENTS
                                     SAFECO
                               INTERMEDIATE-TERM
                               U.S. TREASURY FUND
                            As of September 30, 1996

PRINCIPAL                                                                 MARKET
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
U.S. TREASURY NOTES - 96.4%

U.S. Treasury Notes - 84.1%
   $  350   8.50%, due 4/15/97 ...............................           $   355
    1,925   7.75%, due 2/15/01 ...............................             2,019
    1,300   7.50%, due 11/15/01 ..............................             1,357
      825   7.50%, due 2/15/05 ...............................               867
    5,235   7.25%, due 11/15/96 ..............................             5,248
    1,850   6.25%, due 2/15/03 ...............................             1,821
      670   6.00%, due 10/15/99 ..............................               665

U.S. TREASURY PRINCIPAL STRIPS - 12.3%
    2,160   0.00%, due 8/15/99 ...............................             1,807
                                                                         -------

TOTAL U.S. GOVERNMENT SECURITIES .............................            14,139
                                                                         -------


TEMPORARY INVESTMENTS - 0.9% INVESTMENT COMPANIES:
      137   Short-Term Investments Co. .......................
            (Prime Portfolio) ................................               137
                                                                         -------

TOTAL TEMPORARY INVESTMENTS ..................................               137
                                                                         -------

TOTAL INVESTMENTS - 97.3% ....................................            14,276
Other Assets, less Liabilities ...............................               392
                                                                         -------

NET ASSETS ...................................................           $14,668
                                                                         =======


                        SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF ASSETS AND LIABILITIES
                            As of September 30, 1996




                                                            SAFECO                            SAFECO
                                                        HIGH-YIELD         SAFECO  INTERMEDIATE-TERM
(In Thousands, Except Per-Share Amounts)                 BOND FUND      GNMA FUND  U.S.TREASURY FUND
----------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Value:
     U.S. Government and Agency Obligations
       (Identified Cost $38,986 and
       $14,279, respectively)                                 --            $39,522          $14,139
     Corporate Bonds
       (Identified Cost $42,334)                           $42,970             --               --
     Temporary Investments                                   4,509              646              137
                                                           -------          -------          -------

       Total Investments                                    47,479           40,168           14,276

   Receivables
     Investment Securities Sold                               --              3,225             --
     Interest                                                1,034              270              255
     Trust Shares Sold                                         175               62              202
                                                           -------          -------          -------

       Total Assets                                         48,688           43,725           14,733

LIABILITIES
   Payables
     Investment Securities Purchased                           507            3,853             --
     Trust Shares Redeemed                                     124               53                2
     Dividends                                                 130               69               39
     Investment Advisory Fees                                   24               22                7
     Other                                                      23               25               17
                                                           -------          -------          -------

       Total Liabilities                                       808            4,022               65
                                                           -------          -------          -------

NET ASSETS                                                 $47,880          $39,703          $14,668
                                                           =======          =======          =======

----------------------------------------------------------------------------------------------------

NO LOAD CLASS:
   Net Assets                                              $47,880          $39,703          $14,468
   Trust Shares Outstanding                                  5,448            4,289            1,433
                                                           -------          -------          -------
   Net Asset Value, Offering Price and
     Redemption Price Per Share                            $  8.79          $  9.26          $ 10.10
                                                           =======          =======          =======

CLASS A:
   Net Assets                                                                                $   100
   Trust Shares Outstanding                                                                       10
                                                                                             -------
   Net Asset Value, Offering Price and
     Redemption Price Per Share                                                              $ 10.10
                                                                                             =======
   Maximum Offering Price Per Share
     (Net Assets Value Plus Sales Charge of 4.5%)                                            $ 10.58
                                                                                             =======

CLASS B:
   Net Assets                                                                                $   100
   Trust Shares Outstanding                                                                       10
                                                                                             -------
   Net Asset Value, Offering Price and
     Redemption Price Per Share                                                              $ 10.10
                                                                                             =======

                        SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS
                      For the Year Ended September 30, 1996


                                                     SAFECO                             SAFECO
                                                 HIGH-YIELD        SAFECO    INTERMEDIATE-TERM
(In Thousands)                                    BOND FUND     GNMA FUND   U.S. TREASURY FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                         $ 4,084          $ 3,144           $   902

EXPENSES
   Investment Advisory Fees                             255              270                78
   Shareholder Servicing Costs                           90              111                39
   Legal and Auditing Fees                               14               14                13
   Custodian Fees                                        13               18                 5
   Reports to Shareholders                               10               14                 4
   Trustee Fees                                           5                5                 5
   Loan Interest Expense                                  1                1              --
                                                    -------          -------           -------

     Total Expenses                                     388              433               144
                                                    -------          -------           -------

NET INVESTMENT INCOME                                 3,696            2,711               758
                                                    -------          -------           -------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Investments              504             (416)              290
   Net Change in Unrealized
     Appreciation (Depreciation)                         46             (453)             (496)
                                                    -------          -------           -------

NET GAIN (LOSS) ON INVESTMENTS                          550             (869)             (206)
                                                    -------          -------           -------

NET CHANGE IN NET ASSETS
   RESULTING FROM OPERATIONS                        $ 4,246          $ 1,842           $   552
                                                    =======          =======           =======
----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENTS OF CHANGES IN NET ASSETS
                         For the Year Ended September 30

                                                      SAFECO                                              SAFECO
                                                  HIGH-YIELD                    SAFECO         INTERMEDIATE-TERM
                                                   BOND FUND                 GNMA FUND        U.S. TREASURY FUND
                                        --------------------     --------    ---------     ---------------------
(In Thousands)                             1996         1995         1996         1995         1996         1995
----------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income               $  3,696     $  2,996     $  2,711     $  2,847     $    758     $    720
   Net Realized Gain (Loss) on
     Investments                            504         (579)        (416)      (1,292)         290            7
   Net Change in Unrealized
     Appreciation (Depreciation)             46        1,459         (453)       3,055         (496)         638
                                       --------     --------     --------     --------     --------     --------

   Net Change in Net Assets
     Resulting from Operations            4,246        3,876        1,842        4,610          552        1,365

DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income                 (3,696)      (2,996)      (2,711)      (2,847)        (758)        (720)

TRUST SHARE TRANSACTIONS                  8,152       11,086       (3,483)      (3,884)       1,100         (238)
                                       --------     --------     --------     --------     --------     --------

TOTAL CHANGE IN NET ASSETS                8,702       11,966       (4,352)      (2,121)         894          407

NET ASSETS AT BEGINNING OF PERIOD        39,178       27,212       44,055       46,176       13,774       13,367
                                       --------     --------     --------     --------     --------     --------

NET ASSETS AT End of Period            $ 47,880     $ 39,178     $ 39,703     $ 44,055     $ 14,668     $ 13,774
                                       ========     ========     ========     ========     ========     ========

----------------------------------------------------------------------------------------------------------------

OTHER INFORMATION
TRUST SHARE TRANSACTIONS

INCREASE (DECREASE) IN TRUST SHARES
   Sales                                  6,549        7,306          694          927        1,516          431
   Reinvestments                            251          190          198          215           35           37
   Redemptions                           (5,863)      (6,168)      (1,267)      (1,582)      (1,444)        (495)
                                       --------     --------     --------     --------     --------     --------

   NET CHANGE                               937        1,328         (375)        (440)         107          (27)
                                       ========     ========     ========     ========     ========     ========

INCREASE (DECREASE) IN AMOUNTS
   Sales                               $ 56,960     $ 62,149     $  6,526     $  8,523     $ 18,860     $  4,265
   Reinvestments                          2,181        1,463        1,858        1,976          358          374
   Redemptions                          (50,989)     (52,526)     (11,867)     (14,383)     (18,118)      (4,877)
                                       --------     --------     --------     --------     --------     --------

   NET CHANGE                          $  8,152     $ 11,086     $ (3,483)    $ (3,884)    $  1,100     $   (238)
                                       ========     ========     ========     ========     ========     ========

AS OF SEPTEMBER 30, 1996:
   Trust Shares Authorized             Unlimited                Unlimited                 Unlimited
   Par Value Per Share                 $   .001                  $   .001                  $   .001
   Paid in Capital                     $ 48,111                  $ 42,338                  $ 14,879
----------------------------------------------------------------------------------------------------------------

                                 NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

      SAFECO High-Yield Bond Fund, SAFECO GNMA Fund, and SAFECO
Intermediate-Term U.S. Treasury Fund (together "the Funds") are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies.

      NEW CLASS OF SHARES. Effective September 30, 1996, the Intermediate-Term U.S. Treasury Fund began issuing two new classes of shares--Class A and Class B shares. Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges), these new classes of shares are sold by financial professionals to shareholders and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the Fund. Financial highlights (See Note 6) are provided only for the no-load class of shares since the new classes of shares were first issued on the last day of the fiscal year.

2.   SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.

      SECURITY VALUATION. Investment securities are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in securities, quotations from securities dealers, market transactions in comparable securities and various relationships

                                                       (Continued on next page.)

between securities in determining value. Short-term investments purchased at par are valued at cost. All other short-term investments are valued at amortized cost.

      SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolio is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

      SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Fund establishes a segregated asset account equal to the total obligation.

      INCOME RECOGNITION. Interest is accrued on portfolio investments daily. The Funds have not elected to amortize premium on securities purchased above par value.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, are normally distributed to shareholders at the end of September and December.

      FEDERAL INCOME AND EXCISE TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.

3.   ACCUMULATED UNDISTRIBUTED REALIZED LOSS

      The Funds had the following amounts of accumulated undistributed net realized loss on investment transactions at September 30, 1996 (after reclassifying $885,000 of expired capital loss carryforwards to paid-in capital in the GNMA Fund). For federal income tax purposes, these represent capital loss carryforwards which expire as follows:


(In Thousands)                                     AMOUNTS      EXPIRATION DATES
--------------------------------------------------------------------------------
SAFECO High-Yield Bond Fund                       $    (867)       1997-2002
SAFECO GNMA Fund                                     (3,171)       1996-2003
SAFECO Intermediate-Term U.S. Treasury Fund             (71)       2001
--------------------------------------------------------------------------------



4.   INVESTMENT TRANSACTIONS

                                                              SAFECO                                    SAFECO
                                                          HIGH-YIELD               SAFECO    INTERMEDIATE-TERM
(In Thousands)                                             BOND FUND            GNMA FUND   U.S. TREASURY FUND
--------------------------------------------------------------------------------------------------------------
PURCHASES FOR THE YEAR ENDED SEPTEMBER 30, 1996
   (including $0, $19,790, and $31,294,
   respectively, of U.S. Government obligations)            $ 42,265             $ 19,790             $ 31,294
                                                            ========             ========             ========

SALES FOR THE YEAR ENDED SEPTEMBER 30, 1996
   (including $0, $23,108, and $30,701,
   respectively, of U.S. Government obligations)            $ 35,422             $ 23,108             $ 30,701
                                                            ========             ========             ========

UNREALIZED APPRECIATION (DEPRECIATION)
   AT SEPTEMBER 30, 1996
Aggregate gross unrealized appreciation
   for investment securities in which there
   is an excess of value over identified cost               $  1,067             $    844             $     35
Aggregate gross unrealized depreciation
   for investment securities in which there
   is an excess of identified cost over value                   (431)                (308)                (175)
                                                            --------             --------             --------

NET UNREALIZED APPRECIATION  (DEPRECIATION)                 $    636             $    536             $   (140)
                                                            ========             ========             ========
--------------------------------------------------------------------------------------------------------------

5.    INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      SAFECO Asset Management Company receives investment advisory fees from the Funds. For the SAFECO High-Yield Bond Fund and the SAFECO GNMA Fund the fee is based on average daily net assets at the annual rate of 65/100 of one percent on the first $250 million, declining in three levels to 35/100 of one percent on net assets over $750 million. For the SAFECO Intermediate-Term U.S. Treasury Fund the fee is based on average daily net assets at the annual rate of 55/100 of one percent on the first $250 million, declining in three levels to 25/100 of one percent on net assets over $750 million.

      SAFECO Services Corporation receives shareholder servicing fees.

      At September 30, 1996, SAFECO Corporation owned 500,000 shares (or 9%) of the SAFECO High-Yield Bond Fund and SAFECO Insurance Company of America owned 500,000 shares (or 35%) of the SAFECO Intermediate-Term U.S. Treasury Fund.

      The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates equivalent to commercial bank interest rates.

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)


     SAFECO HIGH-YIELD BOND FUND
     NO-LOAD CLASS

                                                                                     FOR THE YEAR ENDED SEPTEMBER 30
                                          --------------------------------------------------------------------------
                                                1996            1995            1994            1993            1992
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD    $     8.68      $     8.55      $     9.22      $     8.92      $     8.35

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                        0.78            0.79            0.82            0.91            0.83
   Net Realized and Unrealized
     Gain (Loss) on Investments                 0.11            0.13           (0.67)           0.30            0.57
                                          ----------      ----------      ----------      ----------      ----------

     Total from Investment Operations           0.89            0.92            0.15            1.21            1.40
                                          ----------      ----------      ----------      ----------      ----------

LESS DISTRIBUTIONS
   Dividends from Net
     Investment Income                         (0.78)          (0.79)          (0.82)          (0.91)          (0.83
                                          ----------      ----------      ----------      ----------      ----------

NET ASSET VALUE AT END OF PERIOD          $     8.79      $     8.68      $     8.55      $     9.22      $     8.92
                                          ==========      ==========      ==========      ==========      ==========

TOTAL RETURN                                   10.79%          11.43%           1.61%          14.29%          17.52%

NET ASSETS AT END OF PERIOD (000'S)       $   47,880      $   39,178      $   27,212      $   28,291      $   19,672
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                           0.94%           1.01%           1.03%           1.09%           1.05%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           8.99%           9.28%           9.26%           9.94%           9.66%
PORTFOLIO TURNOVER RATE                        92.65%          38.03%          63.02%          50.27%          40.66%
--------------------------------------------------------------------------------------------------------------------

     (For a Share Outstanding Throughout the Period)


     SAFECO GNMA FUND
     NO-LOAD CLASS


                                                                                         THE YEAR ENDED SEPTEMBER 30
                                          --------------------------------------------------------------------------
                                                1996            1995            1994            1993            1992
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD    $     9.45      $     9.05      $    10.03      $     9.95      $     9.68

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                        0.60            0.60            0.60            0.67            0.73
   Net Realized and Unrealized
     Gain (Loss) on Investments                (0.19)           0.40           (0.98)           0.08            0.27
                                          ----------      ----------      ----------      ----------      ----------

     Total from Investment Operations           0.41            1.00           (0.38)           0.75            1.00
                                          ----------      ----------      ----------      ----------      ----------

LESS DISTRIBUTIONS
   Dividends from Net
     Investment Income                         (0.60)          (0.60)          (0.60)          (0.67)          (0.73)
                                          ----------      ----------      ----------      ----------      ----------

NET ASSET VALUE AT END OF PERIOD          $     9.26      $     9.45      $     9.05      $    10.03      $     9.95
                                          ==========      ==========      ==========      ==========      ==========

TOTAL RETURN                                    4.48%          11.49%         -3.91%            7.81%          10.75%

NET ASSETS AT END OF PERIOD (000'S)       $   39,703      $   44,055      $   46,176      $   62,720      $   56,474
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                           1.03%           1.01%           0.95%           0.93%           0.94%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           6.42%           6.55%           6.26%           6.71%           7.49%
PORTFOLIO TURNOVER RATE                        47.75%         131.24%          55.12%          70.96%          24.66%
--------------------------------------------------------------------------------------------------------------------

     (For a Share Outstanding Throughout the Period)


     SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
     NO-LOAD CLASS


                                                                                     FOR THE YEAR ENDED SEPTEMBER 30
                                         ---------------------------------------------------------------------------
                                                1996            1995            1994            1993            1992
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD    $    10.24      $     9.74      $    10.74      $    10.69      $    10.20

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                        0.54            0.55            0.52            0.60            0.72
   Net Realized and Unrealized
     Gain (Loss) on Investments                (0.14)           0.50           (1.00)           0.49            0.54
                                          ----------      ----------      ----------      ----------      ----------

     Total from Investment Operations           0.40            1.05           (0.48)           1.09            1.26
                                          ----------      ----------      ----------      ----------      ----------

LESS DISTRIBUTIONS
   Dividends from Net
     Investment Income                         (0.54)          (0.55)          (0.52)          (0.60)          (0.72)
   Distributions from
     Capital Gains                              --              --              --             (0.44)          (0.05)
                                          ----------      ----------      ----------      ----------      ----------
     Total Distributions                       (0.54)          (0.55)          (0.52)          (1.04)          (0.77)
                                          ----------      ----------      ----------      ----------      ----------

NET ASSET VALUE AT END OF PERIOD          $    10.10      $    10.24      $     9.74      $    10.74      $    10.69
                                          ==========      ==========      ==========      ==========      ==========

TOTAL RETURN                                    4.00%          11.07%         -4.56%           10.51%          12.78%

NET ASSETS AT END OF PERIOD (000'S)       $   14,668      $   13,774      $   13,367      $   14,706      $   12,205
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                           1.01%           0.96%           0.90%           0.99%           0.98%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           5.30%           5.51%           5.08%           5.52%           6.89%
PORTFOLIO TURNOVER RATE                       294.25%         124.90%          75.46%         104.94%          37.19%
--------------------------------------------------------------------------------------------------------------------

                        REPORT OF ERNST & YOUNG LLP,
                           INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF THE SAFECO TAXABLE BOND TRUST

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments in securities, of the SAFECO Taxable Bond Trust (comprising, respectively, the SAFECO High-Yield Bond Fund, SAFECO GNMA Fund, and SAFECO Intermediate-Term U.S. Treasury Fund) as of September 30, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Taxable Bond Trust at September 30, 1996, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                            /s/Ernst & Young LLP

Seattle, Washington
November 1, 1996

                             SAFECO FAMILY OF FUNDS
STABILITY OF PRINCIPAL
     SAFECO Money Market Fund
     SAFECO Tax-Free Money Market Fund

TAXABLE BOND INCOME
     SAFECO Intermediate-Term U.S. Treasury Fund
     SAFECO GNMA Fund
     SAFECO High-Yield Bond Fund
     SAFECO Managed Bond Fund

TAX-FREE BOND INCOME
     SAFECO Intermediate-Term Municipal Bond Fund
     SAFECO Insured Municipal Bond Fund
     SAFECO Municipal Bond Fund
     SAFECO California Tax-Free Income Fund
     SAFECO Washington State Municipal Bond Fund

HIGH CURRENT INCOME
WITH LONG-TERM GROWTH
     SAFECO Income Fund
     SAFECO Balanced Fund

LONG-TERM GROWTH
     SAFECO Growth Fund
     SAFECO Equity Fund
     SAFECO Northwest Fund
     SAFECO International Stock Fund
     SAFECO Small Company Stock Fund

For more complete information on any SAFECO Mutual Fund, including management fees and expenses, call or write for a free Prospectus. Please read it carefully before you invest or send money.

SAFECO TAXABLE BOND FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
U.S. Bank of Washington, N.A.


FOR SHAREHOLDER SERVICE:

Monday-Friday,
5:30am-7:00pm Pacific Time

Nationwide: 1-800-624-5711

Seattle: 545-7319

TTY/TDD: 1-800-438-8718



FOR ACCOUNT INFORMATION,
YIELDS, PRICES AND
PERFORMANCE INFORMATION:

24 hours a day, 7 days a week

Nationwide: 1-800-835-4391

Seattle: 545-5113



MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

HOME PAGE:
http://networth.galt.com/
www/home/mutual/safeco

E-mail: mfunds@safeco.com


GMF 660 11/96
[LOGO]Printed on Recycled Paper.

This report must be preceded or accompanied by a current prospectus.

(R) Registered trademark of SAFECO Corporation.

High-Yield Bond Fund
                                                                  Since
                                          1 Year       5 Year   Inception
                                          -------------------------------
SAFECO High-Yield Bond Fund                10.79        11.00       9.23
Merrill Lynch High-Yield Index              6.53        12.18      11.19


                                                  Merrill
                                              HY          Index
                                            -------------------
                              09/30/88      10,000       10,000
                              10/31/88      10,121       10,144
                              11/30/88      10,122       10,163
                              12/31/88      10,236       10,207
                              01/31/89      10,399       10,374
                              02/28/89      10,435       10,436
                              03/31/89      10,368       10,395
                              04/30/89      10,311       10,399
                              05/31/89      10,473       10,595
                              06/30/89      10,617       10,757
                              07/31/89      10,679       10,800
                              08/31/89      10,660       10,850
                              09/30/89      10,610       10,736
                              10/31/89      10,471       10,470
                              11/30/89      10,452       10,485
                              12/31/89      10,439       10,443
                              01/31/90      10,283       10,161
                              02/28/90      10,077       10,007
                              03/31/90      10,280       10,196
                              04/30/90      10,341       10,259
                              05/31/90      10,545       10,430
                              06/30/90      10,665       10,692
                              07/31/90      10,910       10,961
                              08/31/90      10,576       10,460
                              09/30/90      10,181       10,030
                              10/31/90       9,854        9,736
                              11/30/90       9,963        9,838
                              12/31/90      10,063        9,987
                              01/31/91      10,010       10,192
                              02/28/91      10,423       11,076
                              03/31/91      10,791       11,625
                              04/30/91      11,120       12,026
                              05/31/91      11,253       12,073
                              06/30/91      11,376       12,347
                              07/31/91      11,627       12,678
                              08/31/91      11,854       12,970
                              09/30/91      12,032       13,153
                              10/31/91      12,310       13,600
                              11/30/91      12,464       13,746
                              12/31/91      12,508       13,899
                              01/31/92      12,856       14,369
                              02/28/92      13,079       14,732
                              03/31/92      13,220       14,939
                              04/30/92      13,212       15,017
                              05/31/92      13,390       15,239
                              06/30/92      13,563       15,414
                              07/31/92      13,796       15,714
                              08/31/92      13,967       15,914
                              09/30/92      14,140       16,083
                              10/31/92      13,862       15,876
                              11/30/92      14,096       16,119
                              12/31/92      14,243       16,324
                              01/31/93      14,632       16,713
                              02/28/93      14,922       17,012
                              03/31/93      15,176       17,301
                              04/30/93      15,286       17,420
                              05/31/93      15,517       17,646
                              06/30/93      15,811       17,975
                              07/31/93      15,997       18,156
                              08/31/93      16,106       18,322
                              09/30/93      16,160       18,403
                              10/31/93      16,389       18,753
                              11/30/93      16,515       18,851
                              12/31/93      16,652       19,049
                              01/31/94      16,966       19,461
                              02/28/94      16,883       19,326
                              03/31/94      16,286       18,701
                              04/30/94      16,155       18,469
                              05/31/94      16,302       18,428
                              06/30/94      16,373       18,512
                              07/31/94      16,367       18,634
                              08/31/94      16,427       18,772
                              09/30/94      16,421       18,768
                              10/31/94      16,355       18,818
                              11/30/94      16,140       18,656
                              12/31/94      16,277       18,852
                              01/31/95      16,468       19,117
                              02/28/95      16,815       19,730
                              03/31/95      16,968       19,996
                              04/30/95      17,289       20,513
                              05/31/95      17,743       21,146
                              06/30/95      17,833       21,289
                              07/31/95      18,069       21,566
                              08/31/95      18,077       21,679
                              09/30/95      18,298       21,936
                              10/31/95      18,551       22,116
                              11/30/95      18,582       22,336
                              12/31/95      18,823       22,710
                              01/31/96      19,060       23,089
                              02/28/96      19,243       23,160
                              03/31/96      19,180       23,065
                              04/30/96      19,219       23,097
                              05/31/96      19,339       23,264
                              06/30/96      19,388       23,368
                              07/31/96      19,591       23,510
                              08/31/96      19,869       23,802
                              09/30/96      20,271       24,356

GNMA Fund

                                               1 Year         5 Year   10 Year
                                               -------------------------------
SAFECO GNMA Fund                                4.48           5.97      7.14
Merrill Lynch GNMA Mortgage Index               3.50           6.99      8.89

                                                                       Merrill
                                                         GNMA           Index
                                                        ---------------------
                                           09/30/86     10,000         10,000
                                           10/31/86     10,071         10,130
                                           11/30/86     10,128         10,304
                                           12/31/86     10,164         10,353
                                           01/31/87     10,272         10,490
                                           02/28/87     10,363         10,591
                                           03/31/87     10,352         10,594
                                           04/30/87      9,943         10,263
                                           05/31/87      9,922         10,227
                                           06/30/87     10,082         10,410
                                           07/31/87     10,141         10,437
                                           08/31/87     10,139         10,383
                                           09/30/87      9,937         10,081
                                           10/31/87     10,056         10,459
                                           11/30/87     10,166         10,591
                                           12/31/87     10,254         10,701
                                           01/31/88     10,454         11,173
                                           02/28/88     10,540         11,302
                                           03/31/88     10,508         11,196
                                           04/30/88     10,532         11,120
                                           05/31/88     10,446         11,080
                                           06/30/88     10,658         11,396
                                           07/31/88     10,647         11,352
                                           08/31/88     10,659         11,360
                                           09/30/88     10,836         11,643
                                           10/31/88     11,126         11,926
                                           11/30/88     11,066         11,743
                                           12/31/88     11,055         11,690
                                           01/31/89     11,171         11,891
                                           02/28/89     11,138         11,808
                                           03/31/89     11,149         11,812
                                           04/30/89     11,334         12,038
                                           05/31/89     11,620         12,409
                                           06/30/89     11,903         12,795
                                           07/31/89     12,163         13,022
                                           08/31/89     12,001         12,861
                                           09/30/89     12,056         12,917
                                           10/31/89     12,273         13,247
                                           11/30/89     12,408         13,405
                                           12/31/89     12,484         13,484
                                           01/31/90     12,345         13,343
                                           02/28/90     12,402         13,462
                                           03/31/90     12,417         13,480
                                           04/30/90     12,246         13,352
                                           05/31/90     12,621         13,778
                                           06/30/90     12,790         14,004
                                           07/31/90     13,024         14,241
                                           08/31/90     12,908         14,229
                                           09/30/90     12,993         14,358
                                           10/31/90     13,104         14,534
                                           11/30/90     13,394         14,857
                                           12/31/90     13,571         15,104
                                           01/31/91     13,764         15,320
                                           02/28/91     13,843         15,428
                                           03/31/91     13,915         15,545
                                           04/30/91     14,066         15,700
                                           05/31/91     14,178         15,826
                                           06/30/91     14,194         15,849
                                           07/31/91     14,420         16,115
                                           08/31/91     14,651         16,418
                                           09/30/91     14,906         16,714
                                           10/31/91     15,126         16,979
                                           11/30/91     15,202         17,094
                                           12/31/91     15,581         17,519
                                           01/31/92     15,364         17,306
                                           02/28/92     15,490         17,478
                                           03/31/92     15,400         17,367
                                           04/30/92     15,514         17,552
                                           05/31/92     15,814         17,877
                                           06/30/92     15,982         18,156
                                           07/31/92     16,210         18,262
                                           08/31/92     16,376         18,530
                                           09/30/92     16,508         18,668
                                           10/31/92     16,338         18,525
                                           11/30/92     16,408         18,619
                                           12/31/92     16,624         18,848
                                           01/31/93     16,869         19,097
                                           02/28/93     17,054         19,273
                                           03/31/93     17,122         19,392
                                           04/30/93     17,181         19,499
                                           05/31/93     17,231         19,602
                                           06/30/93     17,522         19,787
                                           07/31/93     17,594         19,882
                                           08/31/93     17,779         19,921
                                           09/30/93     17,798         19,931
                                           10/31/93     17,828         19,992
                                           11/30/93     17,658         19,999
                                           12/31/93     17,801         20,197
                                           01/31/94     17,999         20,356
                                           02/28/94     17,727         20,260
                                           03/31/94     17,164         19,734
                                           04/30/94     17,015         19,588
                                           05/31/94     17,073         19,629
                                           06/30/94     16,997         19,587
                                           07/31/94     17,324         19,974
                                           08/31/94     17,364         20,028
                                           09/30/94     17,103         19,804
                                           10/31/94     17,058         19,791
                                           11/30/94     16,910         19,740
                                           12/31/94     17,041         19,951
                                           01/31/95     17,390         20,382
                                           02/28/95     17,797         20,928
                                           03/31/95     17,857         21,030
                                           04/30/95     18,086         21,329
                                           05/31/95     18,584         21,966
                                           06/30/95     18,663         22,109
                                           07/31/95     18,685         22,165
                                           08/31/95     18,887         22,401
                                           09/30/95     19,068         22,634
                                           10/31/95     19,215         22,823

                                           11/30/95     19,441         23,070
                                           12/31/95     19,679         23,365
                                           01/31/96     19,809         23,544
                                           02/28/96     19,541         23,357
                                           03/31/96     19,427         23,327
                                           04/30/96     19,349         23,251
                                           05/31/96     19,306         23,164
                                           06/30/96     19,571         23,427
                                           07/31/96     19,600         23,531
                                           08/31/96     19,597         23,564
                                           09/30/96     19,923         23,944

Intermediate-Term Treasury Fund
                                                                         Since
                                                 1 Year      5 Year    Inception
                                                 -----------------------------
SAFECO Intermediate-Term U.S. Treasury Fund       4.00        6.56        7.42
Merrill Lynch Intermediate-Term Treasury Index    3.27        6.40        7.91

                                                           Int Treas   Merrill
                                                            ------------------
                                                  09/30/88  10,000      10,000
                                                  10/31/88  10,135      10,136
                                                  11/30/88  10,055      10,048
                                                  12/31/88  10,067      10,057
                                                  01/31/89  10,127      10,156
                                                  02/28/89  10,076      10,114
                                                  03/31/89  10,093      10,164
                                                  04/30/89  10,271      10,351
                                                  05/31/89  10,452      10,569
                                                  06/30/89  10,689      10,839
                                                  07/31/89  10,877      11,060
                                                  08/31/89  10,776      10,906
                                                  09/30/89  10,820      10,961
                                                  10/31/89  11,002      11,186
                                                  11/30/89  11,082      11,295
                                                  12/31/89  11,105      11,324
                                                  01/31/90  11,039      11,259
                                                  02/28/90  11,095      11,288
                                                  03/31/90  11,088      11,310
                                                  04/30/90  11,060      11,270
                                                  05/31/90  11,270      11,509
                                                  06/30/90  11,384      11,658
                                                  07/31/90  11,537      11,826
                                                  08/31/90  11,496      11,774
                                                  09/30/90  11,540      11,882
                                                  10/31/90  11,632      12,047
                                                  11/30/90  11,753      12,227
                                                  12/31/90  11,900      12,400
                                                  01/31/91  11,953      12,526
                                                  02/28/91  12,047      12,591
                                                  03/31/91  12,132      12,660
                                                  04/30/91  12,267      12,791
                                                  05/31/91  12,331      12,864
                                                  06/30/91  12,346      12,877
                                                  07/31/91  12,500      13,016
                                                  08/31/91  12,711      13,259
                                                  09/30/91  12,902      13,485
                                                  10/31/91  13,041      13,637
                                                  11/30/91  13,175      13,797
                                                  12/31/91  13,509      14,134
                                                  01/31/92  13,355      13,991
                                                  02/28/92  13,371      14,044
                                                  03/31/92  13,323      13,987
                                                  04/30/92  13,425      14,115
                                                  05/31/92  13,617      14,316
                                                  06/30/92  13,830      14,524
                                                  07/31/92  14,175      14,793
                                                  08/31/92  14,286      14,964
                                                  09/30/92  14,551      15,171
                                                  10/31/92  14,284      14,985
                                                  11/30/92  14,196      14,918
                                                  12/31/92  14,396      15,115
                                                  01/31/93  14,767      15,397
                                                  02/28/93  15,093      15,628
                                                  03/31/93  15,154      15,686
                                                  04/30/93  15,263      15,810
                                                  05/31/93  15,212      15,763
                                                  06/30/93  15,581      15,990
                                                  07/31/93  15,605      16,022
                                                  08/31/93  15,990      16,267
                                                  09/30/93  16,080      16,337
                                                  10/31/93  16,116      16,366
                                                  11/30/93  15,858      16,287
                                                  12/31/93  15,956      16,351
                                                  01/31/94  16,164      16,514
                                                  02/28/94  15,736      16,279
                                                  03/31/94  15,405      16,051
                                                  04/30/94  15,296      15,942
                                                  05/31/94  15,302      15,959
                                                  06/30/94  15,273      15,970
                                                  07/31/94  15,476      16,168
                                                  08/31/94  15,515      16,219
                                                  09/30/94  15,346      16,088
                                                  10/31/94  15,352      16,092
                                                  11/30/94  15,321      16,012
                                                  12/31/94  15,380      16,072
                                                  01/31/95  15,556      16,339
                                                  02/28/95  15,789      16,652
                                                  03/31/95  15,870      16,743
                                                  04/30/95  16,065      16,935
                                                  05/31/95  16,679      17,419
                                                  06/30/95  16,790      17,533
                                                  07/31/95  16,660      17,545
                                                  08/31/95  16,858      17,689
                                                  09/30/95  17,045      17,808
                                                  10/31/95  17,304      18,008
                                                  11/30/95  17,656      18,232
                                                  12/31/95  17,956      18,418
                                                  01/31/96  18,014      18,576
                                                  02/28/96  17,575      18,368
                                                  03/31/96  17,391      18,280
                                                  04/30/96  17,355      18,222
                                                  05/31/96  17,351      18,212
                                                  06/30/96  17,477      18,390
                                                  07/31/96  17,532      18,447
                                                  08/31/96  17,530      18,467
                                                  09/30/96  17,726      18,701